Schedule II - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
Schedule II—Valuation and Qualifying Accounts and Reserves
($ in thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Adjustments to Valuation Accounts	Deductions	Balance at End of Period
For the Year Ended December 31, 2014
Reserve for loan losses(1)(2)	$377,204	$(1,714)	$—	$(277,000)	$98,490
Allowance for doubtful accounts(2)	5,857	2,074	—	(4,285)	3,646
Allowance for deferred tax assets(2)	56,262	(6,246)	4,302	—	54,318
	$439,323	$(5,886)	$4,302	$(281,285)	$156,454
For the Year Ended December 31, 2015
Reserve for loan losses(1)(2)	$98,490	$36,567	$—	$(26,892)	$108,165
Allowance for doubtful accounts(2)	3,646	1,359	—	(1,621)	3,384
Allowance for deferred tax assets(2)	54,318	(310)	(98)	—	53,910
	$156,454	$37,616	$(98)	$(28,513)	$165,459
For the Year Ended December 31, 2016
Reserve for loan losses(1)(2)	$108,165	$(12,514)	$—	$(10,106)	$85,545
Allowance for doubtful accounts(2)	3,384	985	—	(1,781)	2,588
Allowance for deferred tax assets(2)	53,910	3,233	15,838	(6,483)	66,498
	$165,459	$(8,296)	$15,838	$(18,370)	$154,631
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(1)	Refer to Note 6 to the Company's consolidated financial statements.

(2)	Refer to Note 3 to the Company's consolidated financial statements.